Summary Prospectus	February 26, 2010

AIM Large Cap Basic Value Fund
Effective April 30, 2010, AIM Large Cap Basic Value Fund will be known as Invesco Large Cap Basic Value Fund.

Class: A (LCBAX), B (LCBBX), C (LCBCX), R (LCBRX), Y (LCBYX), Investor (LCINX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invescoaim.com/prospectus. Effective April 30, 2010, www.invescoaim.com will be changed to www.invesco.com. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated February 26, 2010, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the AIM Funds. Effective April, 1, 2010, you may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $50,000 in the AIM Funds. Effective April 30, 2010, any and all references in the prospectus to “AIM Funds” are replaced with “Invesco Funds”. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	R	Y	Investor

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	R	Y	Investor

Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	0.50	None	0.25

Other Expenses	0.81	0.81	0.81	0.81	0.81	0.81

Total Annual Fund Operating Expenses	1.66	2.41	2.41	1.91	1.41	1.66

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$709	$1,045	$1,403	$2,407

Class B	744	1,051	1,485	2,561

Class C	344	751	1,285	2,746

Class R	194	600	1,032	2,233

Class Y	144	446	771	1,691

Investor Class	169	523	902	1,965

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$709	$1,045	$1,403	$2,407

Class B	244	751	1,285	2,561

Class C	244	751	1,285	2,746

Class R	194	600	1,032	2,233

Class Y	144	446	771	1,691

Investor Class	169	523	902	1,965

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of large-capitalization companies that offer potential for capital growth, and may offer potential for current income.

In complying with the 80% investment requirement, the Fund will invest primarily in marketable equity securities, but its investments may include

1        AIM Large Cap Basic Value Fund

synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments, and may include exchange-traded funds (ETFs) and American Depositary Receipts.

Effective May 31, 2010, the preceding two paragraphs will be replaced by the following two paragraphs:

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of large-capitalization issuers. The Fund invests primarily in equity securities.

In complying with the 80% investment requirement, the Fund may also invest in the following other investments that have economic characteristics similar to the Fund’s direct investments: derivatives, ETFs and American Depositary Receipts. These derivatives and other instruments may have the effect of leveraging the Fund’s portfolio.

In selecting securities, the portfolio managers emphasize the following characteristics, although not all investments will have these attributes:

■	Businesses trading at a significant discount to portfolio managers’ estimate of intrinsic value.
■	Quality businesses with potential to grow intrinsic value over time.

The portfolio managers will consider selling a security if a more attractive investment opportunity is identified, a security is trading near or above the portfolio managers’ estimate of intrinsic value or if there is a permanent, fundamental deterioration in business prospects that results in inadequate upside potential to estimated intrinsic value.

The portfolio managers seek to achieve strong long-term performance by constructing a diversified but typically concentrated portfolio that offers value content greater than the broad market, as measured by the portfolio’s aggregate discount to the portfolio managers’ estimated intrinsic value of the portfolio. The investment process is fundamental in nature and focused on individual issuers as opposed to macro economic forecasts or specific industry exposure.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A Fund investing in a derivative could lose more than the cash amount invested and incur higher taxes.

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares: (4) failure of the ETFs shares to track the referenced index; and (5) holding troubled securities in the referenced index.

Value Investing Risk. Value stocks may react differently than other investments to issuer, political, market and economic developments and tend to be currently out-of-favor with many investors.

Foreign Securities Risk. The Fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Counterparty Risk. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligations

Limited Number of Holdings Risk. The Fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may produce the desired results.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives to the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund is not managed to track the performance of any particular benchmark, including the benchmarks shown below, and consequently, the performance of the Fund may deviate significantly from the performance of these benchmarks. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at www.invescoaim.com. Effective April 30, 2010, www.invescoaim.com will be changed to www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund from year to year as of December 31. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Best Quarter (ended June 30, 2009): 28.24%
Worst Quarter (ended December 31, 2008): (30.51)%

The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives to the Fund. The Fund’s performance reflects payment of sales loads, if applicable. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund is not managed to track the performance of any particular benchmark, including the benchmarks shown below, and consequently, the performance

2        AIM Large Cap Basic Value Fund

of the Fund may deviate significantly from the performance of these benchmarks.

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	10	Since	Inception
	Year	Years	Years	Inception	Date

Class A:					06/30/99
Return Before Taxes	36.87%	(4.47)%	0.81%	—
Return After Taxes on Distributions	36.77	(4.93)	0.55
Return After Taxes on Distributions and Sales of Fund Shares	24.09	(3.62)	0.75

Class B	38.91	(4.44)	—	(0.07)	08/01/00

Class C	42.91	(4.11)	—	(0.17)	08/01/00

Class R1	44.46	(3.65)	1.17	—	06/03/02

Class Y2	45.29	(3.31)	1.42	—	10/03/08

Investor Class[2]	44.94	(3.37)	1.40	—	09/30/03

S&P 500® Index	26.47	0.42	(0.95)

Russell 1000® Value Index	19.69	(0.25)	2.47

Lipper Large-Cap Value Funds Index	24.96	0.28	0.85

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

1	Class R shares performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
2	Class Y shares and Investor class shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Bret Stanley	Senior Portfolio Manager (Lead)	1999

Matthew Seinsheimer	Senior Portfolio Manager	2000

Michael Simon	Senior Portfolio Manager	2002

R. Canon Coleman II	Portfolio Manager	2003

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invescoaim.com, by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246. Effective April 30, 2010, Invesco Aim Investment Services, Inc. will be known as Invesco Investment Services, Inc.

There are no minimum investments for Class R shares for fund accounts. The minimum investments for Class A, B, C, Y and Investor shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

3        AIM Large Cap Basic Value Fund

invescoaim.com  LCBV-SUMPRO-1

Summary Prospectus	February 26, 2010

AIM Large Cap Basic Value Fund
Effective April 30, 2010, AIM Large Cap Basic Value Fund will be known as Invesco Large Cap Basic Value Fund.

Institutional Class: (LCBIX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invescoaim.com/prospectus. Effective April 30, 2010, www.invescoaim.com will be changed to www.invesco.com. You can also get this information at no cost by calling (800) 659-1005 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated February 26, 2010, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class

Management Fees	0.60%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.22

Total Annual Fund Operating Expenses	0.82

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$84	$262	$455	$1,014

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of large-capitalization companies that offer potential for capital growth, and may offer potential for current income.

In complying with the 80% investment requirement, the Fund will invest primarily in marketable equity securities, but its investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments, and may include exchange-traded funds (ETFs) and American Depositary Receipts.

Effective May 31, 2010, the preceding two paragraphs will be replaced by the following two paragraphs:

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of large-capitalization issuers. The Fund invests primarily in equity securities.

In complying with the 80% investment requirement, the Fund may also invest in the following other investments that have economic characteristics similar to the Fund’s direct investments: derivatives, ETFs and American Depositary Receipts. These derivatives and other instruments may have the effect of leveraging the Fund’s portfolio.

In selecting securities, the portfolio managers emphasize the following characteristics, although not all investments will have these attributes:

■	Businesses trading at a significant discount to portfolio managers’ estimate of intrinsic value.

■	Quality businesses with potential to grow intrinsic value over time.

The portfolio managers will consider selling a if a more attractive investment opportunity is identified, a security is trading near or above the portfolio managers’ estimate of intrinsic value or if there is a permanent, fundamental deterioration in business prospects that results in inadequate upside potential to estimated intrinsic value.

The portfolio managers seek to achieve strong long-term performance by constructing a diversified but typically concentrated portfolio that offers value content greater than the broad market, as measured by the portfolio’s aggregate discount to the portfolio managers’ estimated intrinsic value of

1        AIM Large Cap Basic Value Fund

the portfolio. The investment process is fundamental in nature and focused on individual issuers as opposed to macro economic forecasts or specific industry exposure.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A Fund investing in a derivative could lose more than the cash amount invested and incur higher taxes.

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares: (4) failure of the ETFs shares to track the referenced index; and (5) holding troubled securities in the referenced index.

Value Investing Risk. Value stocks may react differently than other investments to issuer, political, market and economic developments and tend to be currently out-of-favor with many investors.

Foreign Securities Risk. The Fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

U.S. Government Obligations Risk — The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Counterparty Risk. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligations

Limited Number of Holdings Risk. The Fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may produce the desired results.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives to the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund is not managed to track the performance of any particular benchmark, including the benchmarks shown below, and consequently, the performance of the Fund may deviate significantly from the performance of these benchmarks. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at www.invescoaim.com. Effective April 30, 2010, www.invescoaim.com will be changed to www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund from year to year as of December 31. Institutional Class shares are not subject to sales loads.

Best Quarter (ended June 30, 2009): 28.36%
Worst Quarter (ended December 31, 2008): (30.52)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	10	Inception
	Year	Years	Years	Date

Institutional Class[1]:				04/30/04
Return Before Taxes	45.72%	(2.89)%	1.68%
Return After Taxes on Distributions	45.53	(3.43)	1.38
Return After Taxes on Distributions and Sales of Fund Shares	29.96	(2.31)	1.50

S&P 500® Index	26.47	0.42	(0.95)

Russell 1000® Value Index	19.69	(0.25)	2.47

Lipper Large-Cap Value Funds Index	24.96	0.28	0.85

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

1	Institutional Class shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Bret Stanley	Senior Portfolio Manager (Lead)	1999

Matthew Seinsheimer	Senior Portfolio Manager	2000

Michael Simon	Senior Portfolio Manager	2002

R. Canon Coleman II	Portfolio Manager	2003

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, or by telephone at 800-659-1005.

2        AIM Large Cap Basic Value Fund

The minimum investments for Institutional Class shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts, foundations and endowments	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Funds of Funds)	$0	$0

Other institutional investors	$1 Million	$0

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

3        AIM Large Cap Basic Value Fund

invescoaim.com  LCBV-SUMPRO-2